Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]	OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2022	$ 84,278	$ 1,736	$ 17,620	$ (3,706)	$ 54,477	$ (35,553)	$ 38,823	$ 73,398	$ 10,880
Profit of the period	6,891						5,341	5,341	1,550
Other comprehensive income/(loss)	3,876					4,398		4,398	(522)
Total comprehensive income (loss)	10,767					4,398	5,341	9,739	1,028
Dividends	(2,952)						(1,582)	(1,582)	(1,371)
Treasury shares	(237)			240			(477)	(237)
Share-based payments	438				418			418	19
Hyperinflation monetary adjustments	675						417	417	258
Scope and other changes	(291)						(306)	(306)	15
Ending balance at Dec. 31, 2023	92,676	1,736	17,620	(3,465)	54,896	(31,155)	42,215	81,848	10,828
Profit of the period	7,416						5,855	5,855	1,561
Other comprehensive income/(loss)	(8,812)					(8,046)		(8,046)	(766)
Total comprehensive income (loss)	(1,396)					(8,046)	5,855	(2,191)	795
Dividends	(3,178)						(1,764)	(1,764)	(1,414)
Treasury shares	(791)			(421)			(370)	(791)
Share-based payments	515				495			495	20
Hyperinflation monetary adjustments	1,040						642	642	398
Scope and other changes	(166)						(1)	(1)	(165)
Ending balance at Dec. 31, 2024	88,700	1,736	17,620	(3,886)	55,391	(39,201)	46,577	78,237	10,463
Profit of the period	8,477						6,837	6,837	1,640
Other comprehensive income/(loss)	6,726					6,560		6,560	166
Total comprehensive income (loss)	15,203					6,560	6,837	13,397	1,806
Dividends	(4,286)						(2,466)	(2,466)	(1,820)
Treasury shares	(2,106)			(1,197)			(910)	(2,106)
Share-based payments	135				136			136	(1)
Hyperinflation monetary adjustments	429						265	265	164
Scope and other changes	(339)						(176)	(176)	(163)
Ending balance at Dec. 31, 2025	$ 97,736	$ 1,736	$ 17,620	$ (5,083)	$ 55,526	$ (32,641)	$ 50,128	$ 87,287	$ 10,449